Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property revenues
Rental revenues	$ 13,279	$ 12,721	$ 25,901	$ 26,449	$ 24,999
Other revenues	2,711	2,659	5,632	6,236	6,202
Total property revenues	15,990	15,380	31,533	32,685	31,201
Property expenses
Property operation and maintenance	3,883	3,862	8,358	8,519	8,862
Real estate taxes	2,108	2,030	3,925	4,472	3,973
Total property expenses	5,991	5,892	12,283	12,991	12,835
Other expenses (income)
General and administrative	3,242	2,472	4,992	6,072	6,708
Depreciation and amortization	3,936	3,465	7,225	6,958	6,859
Involuntary conversion	0	0	(558)	(1,542)	358
Interest expense	2,847	2,809	5,620	5,749	5,857
Interest, dividend and other investment income	(115)	(12)	(28)	(36)	(182)
Total other expense	9,910	8,734	17,251	17,201	19,600
Income (loss) from continuing operations before loss on disposal of assets and income taxes	89	754	1,999	2,493	(1,234)
Provision for income taxes	(110)	(155)	(264)	(222)	(219)
Loss on sale or disposal of assets	(18)	(41)	(160)	(196)	(223)
Income (loss) from continuing operations	(39)	558	1,575	2,075	(1,676)
Gain on sale of properties from discontinued operations	0	0	0	0	3,619
Income (loss) from discontinued operations	47	32	0	0	(188)
Net income	8	590	1,575	2,075	1,755
Earnings per unit - basic
Income (loss) from continuing operations attributable to unitholders excluding amount attributable to unvested restricted shares	$ (0.01)	$ 0.11	$ 0.27	$ 0.42	$ (0.34)
Income (loss) from discontinued operations attributable to unitholders	$ 0.01	$ 0.01	$ 0.00	$ 0.00	$ 0.7
Net income (loss) attributable to unitholders excluding amounts attributable to unvested restricted shares	$ 0.00	$ 0.12	$ 0.27	$ 0.42	$ 0.36
Earnings per unit - diluted
Income (loss) from continuing operations attributable to unitholders excluding amount attributable to unvested restricted shares	$ (0.01)	$ 0.11	$ 0.27	$ 0.41	$ (0.34)
Income (loss) from discontinued operations attributable to unitholders	$ 0.01	$ 0.01	$ 0.00	$ 0.00	$ 0.7
Net income (loss) attributable to unitholders excluding amounts attributable to unvested restricted shares	$ 0.00	$ 0.12	$ 0.27	$ 0.41	$ 0.36
Weighted average number of units outstanding:
Basic	8,890	4,955	5,705	4,930	4,884
Diluted	8,890	4,994	5,734	4,996	4,884
Distributions declared per unit	$ 0.57	$ 0.6225	$ 1.19	$ 1.35	$ 1.59
Consolidated Statements of Comprehensive Income (Loss)
Net income	8	590	1,575	2,075	1,755
Unrealized gain on cash flow hedging activities	0	0	0	0	368
Unrealized loss on available-for-sale marketable securities	(209)	0	0	0	0
Comprehensive income (loss)	$ (201)	$ 590	$ 1,575	$ 2,075	$ 2,123